ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of ShangPharma Corporation (the “Company”) and its wholly owned subsidiaries, which mainly consist of ChemExplorer Company Limited (“CEHK”), China Gateway Life Science (Holdings) Limited (“CGHK”), Shanghai ChemExplorer Co., Ltd. (“CESH”), Shanghai PharmaExplorer Co., Ltd (“PESH”), Shanghai ChemPartner Co., Ltd (“CPSH”), China Gateway Pharma Products (Shanghai) Limited (“CGNH”), Chengdu Chempartner Co., Ltd. (“CPCD”), China Gateway Technology Development (Shanghai) Ltd. (“CGTD”) and China Gateway Pharmaceutical Development Co., Ltd. (“CGFX”). The Company and its subsidiaries are collectively referred to as the “Group”. The Group is principally engaged in providing pharmaceutical and biotechnology research and development services.

Substantially all of the Group’s business is conducted in the People’s Republic of China (“PRC”) through its wholly owned operating subsidiaries, CESH, PESH, CPSH, CGNH, CPCD, CGTD and CGFX (collectively referred to as “PRC Operating Subsidiaries”). CGNH, the original manufacturing facility primarily for pharmaceutical development services, was going through legal closure process as of December 31, 2011 and all substantial operations have been transferred to CGFX, the new cGMP(“certified General Manufacturing Practice”)-quality multi-purpose manufacturing facility during 2011.

CEHK and CGHK were incorporated in Hong Kong on January 3, 2003 and June 23, 2003, respectively, as direct holding companies of the PRC operating subsidiaries. CEHK and CGHK are indirectly wholly owned by two co-founders who are immediate family members prior to the restructuring undertaken in September 2007 as described below.

ShangPharma Corporation was incorporated in Cayman Islands on August 30, 2007. On September 5, 2007, the Group undertook a restructuring in anticipation of the issuance of Series A Convertible Preferred Shares to a third party investor (Note 10), whereby the Company became the ultimate holding company after all of the then existing shareholders of CEHK and CGHK exchanged their respective shares in these two entities for equivalent classes of shares of the Company on a one for one basis. The restructuring was accounted for as a legal reorganization of entities under common control in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence from inception of the Group.